Offerings - Offering: 1	Feb. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	4,277,356
Proposed Maximum Offering Price per Unit	9.80
Maximum Aggregate Offering Price	$ 41,918,088.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,788.89
Offering Note	Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the $10.14 (high) and $9.45 (low) sales prices of the Registrant's Class A common stock as reported on The Nasdaq Global Market on February 23, 2026, which date is within five business days prior to the date of filing of this Registration Statement.